Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Personnel expenses		$ 3,870,087	$ 3,082,527	$ 2,085,846
Depreciation and Amortization		1,237,696	905,043	667,236
Cash-in-Transit Services, Surveillance and Maintenance		716,261	571,631	446,146
Energy, Fuel, and Lubricants		549,301	421,231	336,842
Shared-based payments (1)	[1]	523,143	384,566	303,789
Other		503,066	414,060	267,835
Advertising		160,919	160,497	132,342
Other taxes and rights		241,116	163,303	100,993
Professional services (2)	[2]	307,052	106,983	71,901
Total sales and administrative expenses		$ 8,108,641	$ 6,209,841	$ 4,412,930

[1]	The share-based payments in 2024, 2023 and 2022 were comprised of Ps.502,369, Ps.244,352 and Ps.152,113, respectively, in respect of options granted under the 2004 Option Plan and the Equity Incentive Plan.
[2]	For the year ended December 31, 2023 an amount of Ps.37,910 in IPO related services was incurred, out of which Ps.28,432 was recognized as an expense and Ps.9,477 was capitalized as part of the net proceeds of the new shares issued as part of the IPO. An amount of Ps.93,075 in IPO services was incurred in the year ended December 31, 2024, out of which Ps.69,806 was recognized as an expense and Ps.23,269 was capitalized as part of the net proceeds of the new shares.